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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 6-30-2010

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):

                                       [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    R. G. Niederhoffer Capital Management, Inc.

Address: 1700 Broadway
         39th Floor
         New York, NY 10019

Form 13F File Number: 28-10392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roy G. Niederhoffer
Title: President
Phone: (212) 245-0400

Signature, Place, and Date of Signing:


 /s/ Roy G. Niederhoffer           New York, New York          6-30-2010
-------------------------       ------------------------    ----------------
      Signature                      [City, State]               [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           90
Form 13F Information Table Value Total:      117,368
                                          (thousands)
List of Other Included Managers:                None


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
                                                                                                   VOTING
                                                                                                 AUTHORITY:
                                                                                                    SOLE/
                                    TITLE OF             VALUE  SHRS. OR  SH/P PUT/  INV.  OTHER   SHARED/
NAME OF ISSUER                        CLASS     CUSIP  (X$1000) PRN. AMT.  RN  CALL DISCR. MNGR.    NONE
--------------                      -------- --------- -------- --------- ---- ---- ------ ----- ----------
ABBOTT LABORATORIES                 COM        2824100      388     8,300 SH        SOLE         SOLE
ACCENTURE LTD.                      COM      G1151C101    2,515    65,100 SH        SOLE         SOLE
AFLAC INC.                          COM        1055102      683    16,000 SH        SOLE         SOLE
AKAMAI TECHNOLOGIES INC.            COM      00971T101      556    13,700 SH        SOLE         SOLE
AMAZON.COM INC.                     COM       23135106    1,573    14,400 SH        SOLE         SOLE
ANADARKO PETROLEUM CORP             COM       32511107      769    21,300 SH        SOLE         SOLE
APACHE CORP.                        COM       37411105    1,019    12,100 SH        SOLE         SOLE
APOLLO GROUP INC.                   COM       37604105    2,964    69,800 SH        SOLE         SOLE
BANK OF AMERICA CORP.               COM       60505104      350    24,400 SH        SOLE         SOLE
BANK OF NY MELLON CP                COM       64058100      279    11,300 SH        SOLE         SOLE
BARRICK GOLD CORP.                  COM       67901108    5,295   116,600 SH        SOLE         SOLE
BB&T CORP.                          COM       54937107    3,005   114,200 SH        SOLE         SOLE
BEST BUY INC                        COM       86516101    3,554   105,000 SH        SOLE         SOLE
BHP BILLITON LTD.                   ADR       88606108      700    11,300 SH        SOLE         SOLE
BRISTOL-MYERS SQUIBB CO.            COM      110122108      264    10,600 SH        SOLE         SOLE
CARNIVAL CORP                       Unit     143658300      342    11,300 SH        SOLE         SOLE
CHESAPEAKE ENERGY CORP.             COM      165167107    1,154    55,100 SH        SOLE         SOLE
CHEVRON CORPORATION                 COM      166764100      611     9,000 SH        SOLE         SOLE
CIMAREX ENERGY CO                   COM      171798101      315     4,400 SH        SOLE         SOLE
CISCO SYSTEMS INC.                  COM      17275R102    2,628   123,400 SH        SOLE         SOLE
CLIFFS NATURAL RESOURCES INC.       COM      18683K101    1,113    23,600 SH        SOLE         SOLE
CONOCOPHILLIPS                      COM      20825C104      785    16,000 SH        SOLE         SOLE
CORNING INC.                        COM      219350105      232    14,400 SH        SOLE         SOLE
CUMMINS INC.                        COM      231021106      736    11,300 SH        SOLE         SOLE
CVS CAREMARK CORPORATION            COM      126650100      534    18,200 SH        SOLE         SOLE
DELL INC.                           COM      24702R101      970    80,400 SH        SOLE         SOLE
DIAMONDS TRUST SER 1                ETF      78467X109      723     7,400 SH        SOLE         SOLE
DU PONT (E.I.) DE NEMOURS & CO      COM      263534109      522    15,100 SH        SOLE         SOLE
EMC CORP. (MA)                      COM      268648102      264    14,400 SH        SOLE         SOLE
ENERGY SELECT SPDR                  ETF      81369Y506      751    15,100 SH        SOLE         SOLE
EXPRESS SCRIPTS INC.                COM      302182100      498    10,600 SH        SOLE         SOLE
FINANCIAL SEL SPDR                  ETF      81369Y605      454    32,900 SH        SOLE         SOLE
FRANKLIN RESOURCES INC.             COM      354613101      638     7,400 SH        SOLE         SOLE
HARLEY-DAVIDSON INC                 COM      412822108      405    18,200 SH        SOLE         SOLE
HERSHEY COMPANY (THE)               COM      427866108      580    12,100 SH        SOLE         SOLE

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
HESS CORP                           COM      42809H107      257     5,100 SH        SOLE         SOLE
HOME DEPOT INC                      COM      437076102    6,420   228,700 SH        SOLE         SOLE
HONEYWELL INTERNATIONAL INC.        COM      438516106    1,284    32,900 SH        SOLE         SOLE
ILLINOIS TOOL WORKS INC.            COM      452308109      211     5,100 SH        SOLE         SOLE
INDUSTRIAL SPDR                     ETF      81369Y704      458    16,700 SH        SOLE         SOLE
INTEL CORPORATION                   COM      458140100    1,131    58,200 SH        SOLE         SOLE
ISHARE MSCI BRAZIL F                ETF      464286400      315     5,100 SH        SOLE         SOLE
ISHARE MSCI SO.KOREA                ETF      464286772    1,015    22,700 SH        SOLE         SOLE
ISHARE RUS 1000 VALU                COM      464287598      531     9,800 SH        SOLE         SOLE
ISHARES TRUST MSCI EAFE INDEX       ETF      464287465      744    16,000 SH        SOLE         SOLE
JPMORGAN CHASE & CO.                COM      46625H100    4,601   125,700 SH        SOLE         SOLE
L-3 COMMUNICATIONS HOLDINGS INC.    COM      502424104    1,289    18,200 SH        SOLE         SOLE
LOWES COMPANIES INC                 COM      548661107    3,524   172,600 SH        SOLE         SOLE
MACYS INC                           COM      55616P104    1,205    67,300 SH        SOLE         SOLE
MARVELL TECHNOLOGY GROUP LTD.       COM      G5876H105      857    54,400 SH        SOLE         SOLE
MASSEY ENERGY CO.                   COM      576206106      517    18,900 SH        SOLE         SOLE
MICROSOFT CORPORATION               COM      594918104    2,239    97,300 SH        SOLE         SOLE
ML RETAIL HOLDRS TR                 COM      76127U101    3,609    42,000 SH        SOLE         SOLE
MONSANTO CO. (NEW)                  COM      61166W101      411     8,900 SH        SOLE         SOLE
MYLAN INC.                          COM      628530107      245    14,400 SH        SOLE         SOLE
NETAPP INC.                         COM      64110D104      821    22,000 SH        SOLE         SOLE
NEWMONT MINING CORP. (HOLDING CO.)  COM      651639106      556     9,000 SH        SOLE         SOLE
NIKE INC                            COM      654106103      398     5,900 SH        SOLE         SOLE
NOBLE CORP.                         COM      H5833N103    2,773    89,700 SH        SOLE         SOLE
NORTHROP GRUMMAN CORP               COM      666807102    1,949    35,800 SH        SOLE         SOLE
ORACLE CORPORATION                  COM      68389X105    8,548   398,300 SH        SOLE         SOLE
PENNEY (J.C.) CO.INC. (HOLDING CO.) COM      708160106      260    12,100 SH        SOLE         SOLE
PEPSICO INC.                        COM      713448108    8,564   140,400 SH        SOLE         SOLE
PFIZER INC                          COM      717081103      457    32,100 SH        SOLE         SOLE
PG&E CORP. (HOLDING CO.)            COM      69331C108      304     7,400 SH        SOLE         SOLE
PIONEER NATURAL RESOURCES CO        COM      723787107      951    16,000 SH        SOLE         SOLE
POTASH CORP. OF SASKATCHEWAN INC.   COM      73755L107      379     4,400 SH        SOLE         SOLE
PRECISION CASTPARTS CORP.           COM      740189105      607     5,900 SH        SOLE         SOLE
PRUDENTIAL FINANCIAL INC.           COM      744320102      317     5,900 SH        SOLE         SOLE
RANGE RESOURCES CORP                COM      75281A109      551    13,700 SH        SOLE         SOLE
RAYTHEON CO.                        COM      755111507    1,065    22,000 SH        SOLE         SOLE
SAFEWAY INC.                        COM      786514208    1,732    88,100 SH        SOLE         SOLE
SANDISK CORPORATION                 COM      80004C101    1,737    41,300 SH        SOLE         SOLE
SCHLUMBERGER LTD                    COM      806857108      459     8,300 SH        SOLE         SOLE
SEAGATE TECHNOLOGY                  COM      G7945M107    1,390   106,600 SH        SOLE         SOLE

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
SEARS HOLDINGS CORPORATION          COM      812350106      685    10,600 SH        SOLE         SOLE
SOUTHWESTERN ENERGY COMPANY         COM      845467109    1,565    40,500 SH        SOLE         SOLE
THE DIRECTV GROUP INC. - CMN STK    COM      25490A101    1,608    47,400 SH        SOLE         SOLE
THE GAP INC.                        COM      364760108    1,310    67,300 SH        SOLE         SOLE
TJX COMPANIES INC. (NEW)            COM      872540109    1,087    25,900 SH        SOLE         SOLE
TYCO INTERNATIONAL LTD.             COM      H89128104      694    19,700 SH        SOLE         SOLE
U.S. BANCORP (DE)                   COM      902973304      923    41,300 SH        SOLE         SOLE
UNITED PARCEL SERVICE INC           COM      911312106      250     4,400 SH        SOLE         SOLE
UNITED STATES STEEL CORP            COM      912909108      759    19,700 SH        SOLE         SOLE
UNITED TECHNOLOGIES CORP.           COM      913017109      539     8,300 SH        SOLE         SOLE
WALGREEN CO.                        COM      931422109      470    17,600 SH        SOLE         SOLE
WALTER INDUSTRIES INC               COM      93317Q105      548     9,000 SH        SOLE         SOLE
WELLS FARGO & CO. (NEW)             COM      949746101    2,885   112,700 SH        SOLE         SOLE
WEYERHAEUSER CO.                    COM      962166104      968    27,500 SH        SOLE         SOLE
XILINX INC.                         COM      983919101      227     9,000 SH        SOLE         SOLE